Right-of-use Assets, Net	12 Months Ended
Dec. 31, 2022
Right-of-use Assets, Net
Right-of-use Assets, Net
12.	Right-of-use Assets, Net

Changes in the carrying amounts of right-of-use assets for the years ended December 31, 2022 and 2021, are as follows:

			Satellite		Technical		Computer
	Buildings		Transponders		Equipment		Equipment		Others		Total
Cost:
January 1, 2021	Ps.	5,464,584	Ps.	4,275,619	Ps.	1,883,982	Ps.	—	Ps.	231,138	Ps.	11,855,323
Additions		1,166,607		—		115,591		437,361		154,159		1,873,718
Retirements		(342,237)		—		—		—		(63,837)		(406,074)
Effect of translation		270		—		—		—		—		270
December 31, 2021	Ps.	6,289,224	Ps.	4,275,619	Ps.	1,999,573	Ps.	437,361	Ps.	321,460	Ps.	13,323,237
Additions		797,811		—		99,209		56,332		71,759		1,025,111
Retirements		(1,147,014)		—		—		(375,045)		137,786		(1,384,273)
Effect of translation		(561)		—		—		—		—		(561)
December 31, 2022	Ps.	5,939,460	Ps.	4,275,619	Ps.	2,098,782	Ps.	118,648	Ps.	531,005	Ps.	12,963,514

Accumulated depreciation:
January 1, 2021	Ps.	(1,176,679)	Ps.	(2,351,590)	Ps.	(988,266)	Ps.	—	Ps.	(126,623)	Ps.	(4,643,158)
Depreciation of the year		(611,120)		(285,042)		(132,862)		(83,342)		(35,682)		(1,148,048)
Retirements		72,065		—		352		—		223		72,640
Effect of translation		(104)		—		—		—		—		(104)
December 31, 2021	Ps.	(1,715,838)	Ps.	(2,636,632)	Ps.	(1,120,776)	Ps.	(83,342)	Ps.	(162,082)	Ps.	(5,718,670)
Depreciation of the year		(610,652)		(285,041)		(135,527)		(35,986)		(89,808)		(1,157,014)
Retirements		513,267		—		335		82,289		(13,787)		582,104
Effect of translation		364		—		—		—		—		364
December 31, 2022	Ps.	(1,812,859)	Ps.	(2,921,673)	Ps.	(1,255,968)	Ps.	(37,039)	Ps.	(265,677)	Ps.	(6,293,216)

Carrying amount:
January 1, 2021	Ps.	4,287,905	Ps.	1,924,029	Ps.	895,716	Ps.	—	Ps.	104,515	Ps.	7,212,165
December 31, 2021	Ps.	4,573,386	Ps.	1,638,987	Ps.	878,797	Ps.	354,019	Ps.	159,378	Ps.	7,604,567
December 31, 2022	Ps.	4,126,601	Ps.	1,353,946	Ps.	842,814	Ps.	81,609	Ps.	265,328	Ps.	6,670,298

Depreciation charges are presented in Note 21. Depreciation charged to income for the years ended December 31, 2022 and 2021, was Ps.1,157,014 and Ps.1,148,048, respectively, which included Ps.16,978 and Ps.84,310, corresponding to the depreciation of discontinued operations, respectively.